UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  MARCH 31, 2003

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          APRIL 17, 2003


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        50
FORM 13F INFORMATION VALUE TOTAL:              $223188

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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
FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1758     46733   Sole		     46733
American ExpressCommon  025816109    214      6450   Sole                     6450
Am. Intl. Gr	Common	026874107    612     12374   Sole                    12374
Amgen Inc.      Common  031162100    229      3972   Sole                     3972
Ashanti GoldfielCommon	043743202     85     15000   Sole                    15000
Automatic Data 	Common	053015103   3150    102305   Sole                   102305
Berkshire Hath	Common	084670991  44086       691   Sole                      691
Berkshire Hath	Common	084670207   4240      1984   Sole                     1984
Bristol-Myers 	Common	110122108    573     27100   Sole                    27100
Chevron Texaco  Common	166764100    516      7979   Sole                     7979
Cisco Systems	Common	17275R102   3249    250307   Sole                   250307
Coca-Cola Co.	Common	191216100  11793    291336   Sole                   291336
Del Monte Foods Common  24522P103    104     13919   Sole                    13919
Emerson Elec.	Common	291011104    390      8605   Sole                     8605
ExxonMobil	Common	30231G102   2131     60985   Sole                    60985
First Data      Common	319963104   8905    240620   Sole                   240620
General ElectricCommon	369604103   9288    364247   Sole                   364247
Gillette Co.	Common	375766102  15175    490474   Sole                   490474
Hewlett Packard	Common	428236103   1273     81888   Sole                    81888
H.J. Heinz Co.	Common	423074103    911     31188   Sole		     31188
IBM		Common	459200101    884     11276   Sole                    11276
Intel Corp.	Common	458140100   4580    281322   Sole                   281322
Johnson & JohnsoCommon	478160104  15715    271551   Sole                   271551
Linear TechnologCommon	535678106  17673    572490   Sole		    572490
Lexmark Int'l   Common  529771107    235      3510   Sole                     3510
Medtronic	Common	585055106  12525    277601   Sole                   277601
Mellon FinancialCommon  58551A108    445     20938   Sole                    20938
Merck & Co.	Common	589331107   5208     95074   Sole                    95074
Microsoft	Common	594918104   9866    407504   Sole                   407504
3M Company 	Common	604059105   1214      9337   Sole                     9337
Moody's Corp.	Common	615369105  18476    399650   Sole		    399650
National City 	Common	635405103   1239     44496   Sole                    44496
Paychex Inc     Common  704326107    293     10650   Sole                    10650
PepsiCo		Common	713448108    485     12137   Sole                    12137
Pfizer Inc.	Common	717081103   3170    101721   Sole                   101721
PNC Bank Corp.	Common	693475105    288      6787   Sole                     6787
PPG Industries	Common	693506107    493     10946   Sole                    10946
Procter & GambleCommon	742718109   1467     16477   Sole                    16477
Rockwell CollinsCommon  774341101    220     12000   Sole                    12000
Transaction SystCommon  893416107   7772   1308360   Sole                  1308360
Teppco Partners L.P.	872384102    240      7600   Sole                     7600
Triton PCS HoldgCommon	89677M106    293    133233   Sole		    133233
Valspar Corp.	Common	920355104    250      6100   Sole                     6100
Valueclick      Common  92046N102     32     10671   Sole                    10671
Verizon Comm.   Common  92343V104    296      8364   Sole                     8364
Walgreen Co.	Common	931422109    562     19050   Sole                    19050
Wal-mart Stores Common  931142103    511      9826   Sole                     9826
Walt Disney Co.	Common	254687106    371     21771   Sole                    21771
Wm. Wrigley Jr. Common	982526105   8770    155230   Sole                   155230
Wyeth           Common  983024100    933     24673   Sole                    24673